Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
NonControllingInterestInMaterialPartiallyLineItems [Line Items]
Non-controlling interest	$ 437,767	$ 413,720
Matrix [Member]
NonControllingInterestInMaterialPartiallyLineItems [Line Items]
Non-controlling interest	106,667	104,750
Sapiens [Member]
NonControllingInterestInMaterialPartiallyLineItems [Line Items]
Non-controlling interest	193,832	193,973
Magic [Member]
NonControllingInterestInMaterialPartiallyLineItems [Line Items]
Non-controlling interest	137,158	114,925
Other [Member]
NonControllingInterestInMaterialPartiallyLineItems [Line Items]
Non-controlling interest	$ 110	$ 72